PRO FORMA CONDENSED COMBINED FINANCIAL INFORMATION (UNAUDITED) (Details Narrative) - USD ($)		12 Months Ended
	Jul. 29, 2022	Jul. 29, 2023	Dec. 31, 2022
Pro Forma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total transaction consideration			$ 9,900,000
Purchase price			9,897,420
Payments to acquire additional interest in subsidiaries			340,000
Payments to acquire businesses net of cash acquired			200,000
Fees paid to the auditors			$ 150,000
Champion Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination, cash consideration	$ 9,150,000
Cash deposits	350,000
Payments for previous acquisition	400,000
Champion Purchase Agreement [Member] | Pro Forma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination, cash consideration	9,150,000
Cash deposits	350,000
Payments for previous acquisition		$ 397,000
Line of credit	1,442,000
Related party loans	$ 291,000